Financial Assets and Other Non-current Assets - Breakdown of Assets (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Non-current financial assets	€ 5,201	€ 6,219
Other non-current assets	2,067	1,882
Contractual assets (Note 23)	325	359
Deferred expenses (Note 23)	1,001	854
Long-term receivables for taxes	354	345
Prepayments	387	324
Total	7,268	8,101
Investments
Disclosure of financial assets [line items]
Non-current financial assets	616	497	€ 479
Credits and other financial assets
Disclosure of financial assets [line items]
Non-current financial assets	741	981	890
Deposits and guarantees
Disclosure of financial assets [line items]
Non-current financial assets	966	1,163	1,254
Trade receivables
Disclosure of financial assets [line items]
Non-current financial assets	1,049	1,019	752
Trade receivables | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	(125)	(128)	(112)
Receivables for subleases
Disclosure of financial assets [line items]
Non-current financial assets	14	19	€ 27
Long-term derivative financial assets (Note 19)
Disclosure of financial assets [line items]
Non-current financial assets	€ 1,940	€ 2,668